OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
Other accounts receivable and prepaid expenses consisted of the following at June 30, 2025 and December 31, 2024, respectively:

	June 30, 2025	December 31, 2024
	(Unaudited)
Government authorities	$1,491	$1,501
Prepaid expenses	778	1,037
Advances to suppliers	3,312	4,587
Other receivables	823	33
Total	$6,404	$7,158